Equity - Schedule of Company's Ordinary Shares (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Schedule of Company's Ordinary Shares [Line Items]
Balance		$ 5,799,468
Balance (in Shares)		2,301,250		2,100,000
Issuance of new shares from 2025 Stock Incentive Plan		$ 7,820,000		$ 6,058,248
Issuance of new shares from 2025 Stock Incentive Plan (in Shares)		200,000		201,250
Conversion of Class B to Class A shares
Conversion of Class B to Class A shares (in Shares)
Reverse stock split rounding adjustment (in Shares)		27
Balance		$ 3,284,813		$ 5,799,468
Balance (in Shares)		2,501,277		2,301,250
Ordinary Shares [Member]
Schedule of Company's Ordinary Shares [Line Items]
Balance		$ 4,000		$ 4,000
Balance (in Shares)	[1]	2,301,250		2,100,000
Issuance of new shares from 2025 Stock Incentive Plan	[1]
Issuance of new shares from 2025 Stock Incentive Plan (in Shares)	[1]	200,000		201,250
Conversion of Class B to Class A shares	[1]
Conversion of Class B to Class A shares (in Shares)	[1]
Reverse stock split rounding adjustment
Reverse stock split rounding adjustment (in Shares)	[1]	27
Balance		$ 4,000		$ 4,000
Balance (in Shares)	[1]	2,501,277		2,301,250
Additional paid-in capital [Member]
Schedule of Company's Ordinary Shares [Line Items]
Balance		$ 6,059,532		$ 1,284
Issuance of new shares from 2025 Stock Incentive Plan		7,820,000		6,058,248
Conversion of Class B to Class A shares
Reverse stock split rounding adjustment
Balance		$ 13,879,532		$ 6,059,532
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Schedule of Company's Ordinary Shares [Line Items]
Balance (in Shares)	[1]	1,601,250		1,400,000
Issuance of new shares from 2025 Stock Incentive Plan (in Shares)	[1]	200,000		201,250
Conversion of Class B to Class A shares (in Shares)	[1]	210,000
Reverse stock split rounding adjustment (in Shares)	[1]	27
Balance (in Shares)		2,011,277		1,601,250	[1]
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Schedule of Company's Ordinary Shares [Line Items]
Balance (in Shares)	[1]	700,000		700,000
Issuance of new shares from 2025 Stock Incentive Plan (in Shares)			[1]
Conversion of Class B to Class A shares (in Shares)	[1]	(210,000)
Reverse stock split rounding adjustment (in Shares)	[1]
Balance (in Shares)	[1]	490,000		700,000

[1]	Shares presented on a retrospective basis to reflect the Reverse Stock Split on May 6, 2026 and the share subdivision on August 19, 2024 (see Note 13)